Intangible assets	12 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Intangible assets
12.	Intangible assets

Changes in the Group’s intangible assets for the years ended June 30, 2020 and 2019 were as follows:

	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others (iii) (iv)	Total
Balance as of June 30, 2018	7,105	6,842	2,615	5,117	3,742	2,575	27,996
Costs	7,105	7,265	9,718	15,399	6,995	6,753	53,235
Accumulated depreciation	-	(423)	(7,103)	(10,282)	(3,253)	(4,178)	(25,239)
Net book amount at June 30, 2018	7,105	6,842	2,615	5,117	3,742	2,575	27,996

Assets incorporated by business combination (i)	-	-	-	-	31	-	31
Impairment	(184)	-	-	-	-	-	(184)
Currency translation adjustment	(189)	(200)	(97)	(312)	(87)	53	(832)
Transfers	-	-	-	-	3	(3)	-
Additions	-	-	-	15	1,531	2,190	3,736
Disposals	-	-	-	-	(61)	-	(61)
Depreciation charge (i)	-	(125)	(216)	(1,669)	(1,305)	(1,353)	(4,668)
Balance as of June 30, 2019	6,732	6,517	2,302	3,151	3,854	3,462	26,018

Costs	6,732	7,064	9,621	15,102	8,412	8,993	55,924
Accumulated depreciation	-	(547)	(7,319)	(11,951)	(4,558)	(5,531)	(29,906)
Net book amount at June 30, 2019	6,732	6,517	2,302	3,151	3,854	3,462	26,018

Additions	-	-	-	-	1,572	2,965	4,537
Disposals	-	-	-	(18)	(137)	-	(155)
Deconsolidation	(3,259)	-	-	-	(22)	-	(3,281)
Transfers	1	-	-	-	9	(64)	(54)
Assets incorporated by business combination	11	-	-	38	19	-	68
Currency translation adjustment	2,336	1,233	397	432	665	692	5,755
Depreciation charge (i)	-	(122)	(279)	(1,128)	(1,705)	(1,462)	(4,696)
Balance as of June 30, 2020	5,821	7,628	2,420	2,475	4,255	5,593	28,192

Costs	5,821	8,421	11,289	23,731	8,043	13,751	71,056
Accumulated depreciation	-	(793)	(8,869)	(21,256)	(3,788)	(8,158)	(42,864)
Net book amount at June 30, 2020	5,821	7,628	2,420	2,475	4,255	5,593	28,192

(i)	Amortization charge was recognized in the amount of Ps. 343 and Ps. 1,052 under “Costs”, in the amount of Ps. 1, 653 and Ps. 2,265 under “General and administrative expenses” and Ps. 2,700 and Ps. 2,238 under “Selling expenses” as of June 30, 2020 and 2019, respectively in the Statements of Income (Note 27). In addition, a charge of Ps. 529 was recognized under “Discontinued operations” as of June 30, 2019.

The goodwill assigned to real estate in Israel amounts to NIS 268 (Ps. 5,451 at the exchange rate at the end of the financial year 2020), the one assigned to supermarkets amounted to NIS 192 and the assigned to Israel real state amounted to NIS 113. The rest is goodwill that is allocated to the real estate segment of Argentina.

Goodwill impairment test

The Group performs an annual impairment test of the goodwill. For fiscal year 2020, the recoverable value obtained for said test corresponding to the CGUs where the goodwill is assigned (Israel’s Telecommunications) was calculated based on the fair value (market value) minus the costs of sale.

For the fiscal year 2019, based on the significant decrease in the market value of Cellcom and its results in the last financial year, caused by the greater competition in the cell phone market in Israel as a result of the entry of new competitors, the Group calculated the recoverable value at the end of the year of the telecommunications CGU based on the value in use of the assets. This test resulted in the goodwill attributable to Cellcom for an amount of Ps. 4,569 (NIS 268) being recoverable.

The value in use as of June 30, 2019, was determined by an independent appraiser and was estimated at Ps. 84,159 (NIS 4,936).

The cash flow was calculated based on the budgets approved by management covering a period of 5 years. Subsequent cash flows were estimated based on the long-term growth rate. The main data and assumptions used in the calculation of the value in use were the following:

	06.30.19
Net value of the CGU net of taxes	NIS	294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	NIS	3,668
Value of goodwill of the CGU	NIS	268
Annual discount rate after tax		8.5%
Long-term growth rate		1.5%
Long-term market share		25%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS	55.50

The recoverable amount of the CGU would be equal to the book value in the scenarios in which the relevant variables are the following, in the event that the rest of the variables remain constant:

Annual net discount rate after taxes		9.20%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS	53